share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended	6 Months Ended
	Jun. 30, 2021 EquityInstruments $ / shares	Jun. 30, 2021 EquityInstruments $ / shares
share-based compensation
Number of share options outstanding, beginning of period	3,213,300	3,014,700
Share options granted	75,600	324,300
Number of share options forfeited	(79,700)	(129,800)
Number of share options outstanding, end of period	3,209,200	3,209,200
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 21.92	$ 21.59
Weighted average share price of options granted | $ / shares	26.29	25.96
Weighted average share price of options forfeited | $ / shares	21.66	21.62
Weighted average share price of options outstanding, end of period | $ / shares	$ 22.03	$ 22.03
Weighted average remaining contractual life (years)		5 years 10 months 24 days
Number of options exercisable	0	0
Maximum
share-based compensation
Exercise period		7 years